November  1, 2000

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

     Re:   The Tuscarora Investment Trust (the "Trust")
           File Nos.:  033-90358/811-09000
           Rule 497(j) Filing

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the definitive Prospectus and Statement of Additional Information relating to Oak Value Fund, each dated November 1, 2000, which would have been filed by the Trust pursuant to Rule 497(c) of the Act, does not differ from those versions that were contained in the Trust's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) under the Act on October 27, 2000.

Please contact the undersigned at (614) 470-8082 with any questions. Thank you.

Very truly yours,


/s/ Robert L. Tuch
------------------
Robert L. Tuch
Vice President and Senior Counsel
BISYS Fund Services Ohio, Inc.
Administrator to the Trust

cc:   J. Klass, Esq.
      Morgan Lewis & Bockius LLP